PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 95.2% of Net Assets
	Belgium – 2.1%
37,012	KBC Group NV	$2,403,978

	China – 0.8%
177,901	BYD Co. Ltd., Class H	884,128

	Denmark – 10.8%
14,221	Chr. Hansen Holding AS	1,204,714
9,129	Coloplast AS, Series B	1,098,364
73,408	Novo Nordisk AS, Class B	3,793,443
38,100	Orsted AS, 144A	3,541,722
34,518	Vestas Wind Systems AS	2,677,835

		12,316,078

	France – 5.8%
24,991	Danone S.A.	2,201,249
23,193	EssilorLuxottica S.A.	3,343,949
34,036	Valeo S.A.	1,103,005

		6,648,203

	Germany – 5.5%
4,902	Allianz SE, (Registered)	1,141,048
24,060	Fresenius SE & Co. KGaA, Sponsored ADR	1,125,542
41,332	Symrise AG	4,017,835

		6,284,425

	Hong Kong – 2.1%
252,858	AIA Group Ltd.	2,384,714

	Japan – 4.6%
96,900	Sekisui House Ltd.	1,912,047
30,000	Takeda Pharmaceutical Co. Ltd.	1,029,469
71,000	Terumo Corp.	2,297,434

		5,238,950

	Netherlands – 1.5%
7,075	ASML Holding NV	1,754,695

	Switzerland – 0.8%
1,813	Geberit AG, (Registered)	866,406

	Taiwan – 2.2%
52,800	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,454,144

	United Kingdom – 4.4%
467,239	Legal & General Group PLC	1,426,162
85,685	Prudential PLC	1,552,717
32,715	Unilever NV	1,964,451

		4,943,330

Shares	Description	Value (†)
Common Stocks – continued
	United States – 54.6%
7,700	Adobe, Inc.(a)	$2,127,125
2,805	Alphabet, Inc., Class A(a)	3,425,298
1,399	Amazon.com, Inc.(a)	2,428,538
25,668	American Water Works Co., Inc.	3,188,736
22,700	Aptiv PLC	1,984,434
34,471	Danaher Corp.	4,978,647
46,557	Eaton Corp. PLC	3,871,215
64,013	eBay, Inc.	2,495,227
22,588	Ecolab, Inc.	4,473,327
6,396	Estee Lauder Cos., Inc. (The), Class A	1,272,484
25,797	Gilead Sciences, Inc.	1,635,014
5,697	International Flavors & Fragrances, Inc.	698,965
20,723	MasterCard, Inc., Class A	5,627,745
41,941	Microsoft Corp.	5,831,057
8,392	NextEra Energy, Inc.	1,955,252
20,393	Oracle Corp.	1,122,227
9,774	Roper Technologies, Inc.	3,485,408
11,494	Signature Bank	1,370,315
18,324	Thermo Fisher Scientific, Inc.	5,337,231
21,946	Visa, Inc., Class A	3,774,931
10,900	Watts Water Technologies, Inc., Series A	1,021,657

		62,104,833

	Total Common Stocks (Identified Cost $88,492,637)	108,283,884

Principal Amount
Short-Term Investments – 3.3%
$3,784,426	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $3,784,542 on 10/01/2019 collateralized by $3,625,000 U.S. Treasury Note, 2.625% due 1/31/2026 valued at $3,861,992 including accrued interest(b) (Identified Cost $3,784,426)	3,784,426

	Total Investments – 98.5% (Identified Cost $92,277,063)	112,068,310
	Other assets less liabilities – 1.5%	1,762,560

	Net Assets – 100.0%	$113,830,870

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 43,724,907	38.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $3,541,722 or 3.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,403,978	$—	$2,403,978
China	—	884,128	—	884,128
Denmark	—	12,316,078	—	12,316,078
France	—	6,648,203	—	6,648,203
Germany	—	6,284,425	—	6,284,425
Hong Kong	—	2,384,714	—	2,384,714
Japan	—	5,238,950	—	5,238,950
Netherlands	—	1,754,695	—	1,754,695
Switzerland	—	866,406	—	866,406
United Kingdom	—	4,943,330	—	4,943,330
All Other Common Stocks*	64,558,977	—	—	64,558,977

Total Common Stocks	64,558,977	43,724,907	—	108,283,884

Short-Term Investments	—	3,784,426	—	3,784,426

Total	$64,558,977	$47,509,333	$—	$112,068,310

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

Chemicals	9.1%
IT Services	8.3
Software	8.0
Health Care Equipment & Supplies	7.4
Insurance	5.8
Electrical Equipment	5.7
Electric Utilities	4.8
Life Sciences Tools & Services	4.7
Internet & Direct Marketing Retail	4.3
Pharmaceuticals	4.2
Semiconductors & Semiconductor Equipment	3.7
Banks	3.3
Industrial Conglomerates	3.1
Interactive Media & Services	3.0
Textiles, Apparel & Luxury Goods	2.9
Personal Products	2.8
Water Utilities	2.8
Auto Components	2.8
Other Investments, less than 2% each	8.5
Short-Term Investments	3.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at September 30, 2019 (Unaudited)

United States Dollar	60.1%
Euro	16.6
Danish Krone	10.8
Japanese Yen	4.6
Hong Kong Dollar	2.9
British Pound	2.7
Swiss Franc	0.8

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%